Other Comprehensive Income (Component of Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency transaction and translation gain (loss) before tax	$ (64)	$ (48)	$ (20)
Tax (expense) benefit from foreign currency translation gain (loss)	(8)	21	10
Foreign currency translation adjustments, net-of-tax	$ (72)	$ (27)	$ (10)